Consolidated Statements of Cash Flow, Direct - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Types of collection from operating activities
Collections from the sale of goods and services	$ 2,096,113,174	$ 2,374,348,805	$ 3,249,925,184
Collections from royalties, payments, commissions, and other income from ordinary activities		1,967,684	3,865,539
Collections from premiums and services, annual payments, and other benefits from policies held	6,808,382	4,108,308	14,740,827
Other collections from operating activities	12,096,424	260,080	24,297,790
Types of payment in cash from operating activities
Payments to suppliers for goods and services	(1,302,502,517)	(1,432,187,182)	(1,854,215,926)
Payments to and on behalf of employees	(57,204,085)	(70,830,372)	(117,343,733)
Payments on premiums and services, annual payments, and other obligations from policies held	(14,551,177)	(21,525,259)	(10,788,411)
Payments to tax and other payments for operating activities	(93,435,079)	(185,124,143)	(161,073,061)
Cash generated from operating activities
Income taxes paid	(157,951,053)	(107,229,062)	(236,640,545)
Other outflows of cash	(1,206,687)	(4,600,270)	(11,553,428)
Net cash provided by operating activities	488,167,382	559,188,589	901,214,236
Cash flows from investment activities
Cash collections from the loss of control of subsidiaries or other businesses			6,639,653
Other collections from the sale of equity or debt instruments belonging to other entities	115,582,806	133,206,429	20,000,882
Other payments to acquire stakes in joint ventures	(1,943,100)	(2,346,000)	(2,550,000)
Loans to related parties	(6,639,995)	(6,457,077)
Proceeds from the sale of property, plant and equipment	4,274,470	42,597	49,916
Purchases of property, plant and equipment	(206,775,663)	(194,880,395)	(525,755,416)
Purchases of intangible assets			(12,049,927)
Payments from future, forward, option and swap contracts	(7,808,837)	(7,860,258)	(6,376,166)
Collections from future, forward, option and swap contracts	835,105	3,439,049	10,906,446
Collections of loans to related parties	6,639,996	1,907,339	98,813
Dividends received	879,884	8,682,538	11,249,679
Interest received	3,087,687	3,686,258	9,190,650
Net cash used in investing activities	(91,867,647)	(60,579,520)	(488,595,470)
Cash flows from financing activities
Total proceeds from loans		257,661,770	347,776,657
Proceeds from long-term loans		249,359,440	79,136,157
Proceeds from short-term loans		8,302,330	268,640,500
Loans from related parties	31,680,253	37,096,734	645,635,959
Payments on borrowings	(5,534,483)	(182,345,064)	(460,398,335)
Payments on financial lease liabilities	(2,592,237)	(1,744,003)	(10,747,974)
Repayments of loans from related parties	(31,680,253)	(204,524,335)	(566,771,227)
Dividends paid	(244,539,407)	(126,718,920)	(400,032,465)
Interest paid	(44,320,297)	(76,403,433)	(152,767,801)
Other outflows of cash	(4,848,787)	(222,675,977)	(8,479,868)
Net cash used in financing activities	(301,835,211)	(519,653,228)	(605,785,054)
Net (decrease) increase in cash and cash equivalents before the effect of exchange rate changes	94,464,524	(21,044,159)	(193,166,288)
Effect of exchange rate changes on cash and cash equivalents	2,076,138	(14,207,725)	6,246,146
Net (decrease) increase in cash and cash equivalents	96,540,662	(35,251,884)	(186,920,142)
Cash and cash equivalents at the beginning of the year	114,486,479	149,738,363	336,658,505
Cash and cash equivalents at the end of the year	$ 211,027,141	$ 114,486,479	$ 149,738,363